CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 338,301	$ 265,945	$ 199,223
Change in foreign currency translation adjustment	13,810	(27,582)	(7,402)
Available-for-sale investments:
Change in net unrealized gains (losses)	18,029	(33,319)	(13,368)
Less - reclassification adjustment for net losses (gains) realized and included in net income	12,271	419	(1,403)
Net change (net of tax effect of ($4,130), $4,483 and $2,012)	30,300	(32,900)	(14,771)
Cash flow hedges:
Change in unrealized gains (losses)	(5,300)	(18,223)	5,024
Less - reclassification adjustment for net gains (losses) realized and included in net income	13,335	7,189	(5,928)
Net change (net of tax effect of ($1,096), $1,505 and $123)	8,035	(11,034)	(904)
Total other comprehensive income (loss)	52,145	(71,516)	(23,077)
Comprehensive income	$ 390,446	$ 194,429	$ 176,146